11. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2012	2011	2010

Current – Federal ............................................	$ 3,653,739	$ 3,077,083	$ 2,457,099
Current – State ................................................	7,700	4,500	10,214
Total Current ..............................................	3,661,439	3,081,583	2,467,313

Deferred – Federal ..........................................	252,359	24,348	272,131

Total Provision ....................................	$ 3,913,798	$ 3,105,931	$ 2,739,444